PROPERTY, PLANTS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cost:
Property, Plant and Equipment, Gross	$ 43,548	$ 40,584
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	23,669	21,176
Total	19,879	19,408
Computers and Equipment [Member]
Cost:
Property, Plant and Equipment, Gross	22,955	21,219
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	13,557	13,230
Motor Vehicles [Member]
Cost:
Property, Plant and Equipment, Gross	255	386
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	133	182
Building [Member]
Cost:
Property, Plant and Equipment, Gross	2,928	3,281
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	1,787	1,904
Leasehold Improvements [Member]
Cost:
Property, Plant and Equipment, Gross	17,410	15,698
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	$ 8,192	$ 5,860